Average Annual Total Returns - FidelityAdvisorOverseasFund-AMCIZPRO - FidelityAdvisorOverseasFund-AMCIZPRO - Fidelity Advisor Overseas Fund	Dec. 30, 2024
Fidelity Advisor Overseas Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	13.11%
Past 5 years	8.18%
Past 10 years	3.85%
Fidelity Advisor Overseas Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.06%
Past 5 years	8.06%
Past 10 years	3.62%
Fidelity Advisor Overseas Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.05%
Past 5 years	6.56%
Past 10 years	3.09%
Fidelity Advisor Overseas Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	18.03%
Past 5 years	8.59%
Past 10 years	3.80%
Fidelity Advisor Overseas Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	15.58%
Past 5 years	8.46%
Past 10 years	3.88%
Fidelity Advisor Overseas Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	20.34%
Past 5 years	9.80%
Past 10 years	4.79%
Fidelity Advisor Overseas Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	20.51%
Past 5 years	9.93%
Since Inception	8.24%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%

[1]	A From February 1, 2017 .